Investment under equity method	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investment under equity method

7. Investment under equity method

Components of investment under equity method are as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	76,760
Accumulated share of losses in joint venture	(101,000)	(101,000)	(76,760)
Total	-	-	-

7. Investment under equity method

Components of investment under equity method are as follows as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Cost of investment in joint venture	101,000	101,000	74,750
Accumulated share of losses in joint venture	(101,000)	(101,000)	(74,750)
Total	-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements